Warrants (Schedule of Warrant Activity) (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right, Outstanding [Roll Forward]
Warrants outstanding , Beginning balance	14,850	13,216
Granted	300	7,226
Exercised	(5,694)	(5,402)
Expired	(916)	(190)
Warrants outstanding , Ending balance	8,540	14,850
September 2013 Warrant [Member]
Class of Warrant or Right, Outstanding [Roll Forward]
Warrants outstanding , Beginning balance	6,442	0
Granted	0	7,044
Exercised	(2,469)	(602)
Expired	0	0
Warrants outstanding , Ending balance	3,973	6,442
Expiration	Sep. 18, 2018
December 2012 Warrants [Member]
Class of Warrant or Right, Outstanding [Roll Forward]
Warrants outstanding , Beginning balance	4,917	7,578
Granted	0	0
Exercised	(1,886)	(2,661)
Expired	0	0
Warrants outstanding , Ending balance	3,031	4,917
Expiration	Dec. 31, 2017
April 2011 Warrants [Member]
Class of Warrant or Right, Outstanding [Roll Forward]
Warrants outstanding , Beginning balance	1,158	2,846
Granted	0	0
Exercised	(543)	(1,688)
Expired	0	0
Warrants outstanding , Ending balance	615	1,158
Expiration	Apr. 30, 2017
March 2011 Warrants [Member]
Class of Warrant or Right, Outstanding [Roll Forward]
Warrants outstanding , Beginning balance	176	361
Granted	0	0
Exercised	0	(185)
Expired	0	0
Warrants outstanding , Ending balance	176	176
Expiration	Mar. 31, 2016
March 2010 Warrants [Member]
Class of Warrant or Right, Outstanding [Roll Forward]
Warrants outstanding , Beginning balance	290	360
Granted	0	0
Exercised	(265)	(70)
Expired	0	0
Warrants outstanding , Ending balance	25	290
Expiration	Mar. 31, 2016
August 2009 Warrants [Member]
Class of Warrant or Right, Outstanding [Roll Forward]
Warrants outstanding , Beginning balance	978	978
Granted	0	0
Exercised	(62)	0
Expired	(916)	0
Warrants outstanding , Ending balance	0	978
Expiration	Aug. 31, 2014
Consultant Warrants [Member]
Class of Warrant or Right, Outstanding [Roll Forward]
Warrants outstanding , Beginning balance	889	1,093
Granted	300	182
Exercised	(469)	(196)
Expired	0	(190)
Warrants outstanding , Ending balance	720	889
Consultant Warrants [Member] | Minimum [Member]
Class of Warrant or Right, Outstanding [Roll Forward]
Expiration	Dec. 31, 2014
Consultant Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Outstanding [Roll Forward]
Expiration	Dec. 31, 2020